Document and Entity Information	Oct. 21, 2020
Cover [Abstract]
Entity Registrant Name	Guild Holdings Co
Entity File Number	921-11
Amendment Flag	false
Entity Central Index Key	0001821160
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 21, 2020
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-2453154
Entity Address, Address Line One	5887 Copley Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92111
City Area Code	(858)
Local Phone Number	-560-6330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	GHLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false